(2) Significant Accounting Policies: Property and Equipment: Property, Plant and Equipment (Tables)	9 Months Ended
Jun. 30, 2013
Tables/Schedules
(10) Property and Equipment

(10)         PROPERTY AND EQUIPMENT

Property and equipment as of June 30, 2013 and September 30, 2012, were as follows:

	June 30,	September 30,
	2013	2012
Equipment, software and tooling	$2,000,340	$1,981,936
Automobiles	33,466	33,466
Leasehold improvements	127,162	127,287
Furniture and fixtures	247,218	252,951
Total property and equipment before accumulated depreciation	2,408,186	2,395,640
Accumulated depreciation	(2,055,798)	(1,889,041)
Property and equipment, net of accumulated depreciation	$352,388	$506,599

Depreciation expense for the three months ended June 30, 2013 and 2012, was $54,581 and $91,803, respectively. Furthermore, depreciation expense for the nine months ended June 30, 2013 and 2012, was $182,658 and $286,151, respectively. Property and equipment to be disposed of is reported at the lower of the carrying amount or fair value, less the estimated costs to sell and any gains or losses are included in the results of operations.  During the nine months ended June 30, 2013 and 2012, the Company disposed of property and equipment with a net book value of $2,033 and $214,566, respectively.

Scenario, Previously Reported
Tables/Schedules
(10) Property and Equipment

	2012	2011
Equipment, software and tooling	$ 2,409,031	$ 2,390,329
Automobiles	372,339	398,890
Building	-	377,555
Leasehold improvements	134,941	132,820
Furniture and fixtures	323,505	317,630
Total property and equipment before accumulated depreciation	3,239,816	3,617,224
Accumulated depreciation	(2,562,323)	(2,530,591)

Property and equipment, net of accumulated depreciation	$ 677,493	$ 1,086,633